LINE OF CREDIT	9 Months Ended
Sep. 30, 2011
LINE OF CREDIT
9.	LINE OF CREDIT

In 2009, Cellectar had a $100,000 line of credit with a bank.  Borrowings under the line of credit bore interest at LIBOR plus 3.25% with a 4.5% minimum rate.  The line of credit expired on January 10, 2010 and was not renewed.  There were no amounts outstanding under the line as of December 31, 2009.